CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 15,311	$ 8,780		$ 28,466
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,883	2,596		2,984
Net loss from sale of marketable securities	882	218	[1]	0
Amortization of marketable securities premiums and accretion of discounts, net	1,120	1,130	[1]	1,513
Share-based compensation related to options and RSUs granted to employees and non-employees	8,228	11,380		15,122
Financial expenses (income), net	313	(218)		(892)
Decrease (increase) in deferred tax assets, net	(4,548)	1,437		1,780
Decrease (increase) in trade receivables, net	(3,846)	1,600		(20,567)
Decrease (increase) in other receivables and prepaid expenses	(3,631)	625		(1,621)
Decrease (increase) in inventories	12,283	(7,791)		(12,653)
Decrease in operating lease right-of-use assets	6,009	9,281		6,639
Decrease in operating lease liabilities	(4,651)	(6,914)		(9,509)
Increase (decrease) in trade payables	(13)	(3,782)		3,475
Increase (decrease) in other payables and accrued expenses	3,223	(6,233)		(4,077)
Increase (decrease) in deferred revenues	1,767	3,144		(2,030)
Decrease in accrued severance pay, net	(1,077)	(362)		(349)
Net cash provided by operating activities	35,253	14,891		8,281
Cash flows from investing activities:
Purchase of property and equipment	(24,280)	(5,965)		(1,487)
Purchase of financial investments	(675)	(81)		(16,615)
Proceeds from redemption of marketable securities	7,450	3,084		1,123
Proceeds from redemption of financial investments	132	14,094		1,052
Proceeds from sale of marketable securities	35,177	3,846		2,250
Investment in short-term and restricted bank deposits	0	0		(5,000)
Proceeds from short-term and restricted bank deposits	2	4,998		10
Proceeds from long-term and restricted bank deposits	0	0		94
Net cash paid for acquisition of subsidiary	0	0		(1,100)
Net cash provided by (used in) investing activities	17,806	19,976		(19,673)
Cash flows from financing activities:
Purchase of treasury stock	(14,328)	(18,259)		(38,099)
Cash dividends paid	(10,896)	(11,399)		(11,552)
Proceeds from issuance of shares upon exercise of options	368	802		1,055
Net cash used in financing activities	(24,856)	(28,856)		(48,596)
Increase (decrease) in cash, cash equivalents	28,203	6,011		(59,988)
Cash, cash equivalents at the beginning of the year	30,546	24,535		84,523
Cash, cash equivalents at the end of the year	58,749	30,546		24,535
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	5,784	4,196		4,024
Significant non-cash transactions:
Inventory transferred to be used as property and equipment	213	209		264
Non-cash purchase of property and equipment	0	2,805		0
Operating lease right-of-use asset recognized with corresponding lease liability	$ 1,831	$ 32,476		$ 3,699

[1]	Reclassified